SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	202,499
Stock Options Exercised	4,284	6,964
Common Shares Issued, Ending Balance	210,478	202,499
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	202,941	183,605
Stock Options Exercised	4,390	5,379
Release of Restricted Stock Units	10,716	13,820
Retirement of Shares	(7,569)
Warrants Exercised		137
Common Shares Issued, Ending Balance	210,478	202,941